Prospectus Supplement

December 13, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 13, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

Mid Cap Growth Portfolio (Class I) (the "Fund")

Important Notice Regarding Change in Investment Policy

At a meeting held on December 4-5, 2018, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective April 30, 2019 (the "Effective Date").

Currently, under normal circumstances, in seeking to achieve the Fund's investment objective of long-term capital growth by investing primarily in common stocks and other equity securities, the Fund invests primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, and invests at least 80% of its assets in common stocks of mid cap companies.

On the Effective Date, the Fund's principal investment policy will change such that the Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital growth by investing primarily in common stocks and other equity securities by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

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Accordingly, on the Effective Date, the Prospectus is hereby amended as follows:

All references to "Mid Cap Growth Portfolio" in the Prospectus are hereby deleted and replaced with "Discovery Portfolio."

The first two paragraphs of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

Under normal circumstances, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

The first paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted.

The seventh paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Please retain this supplement for future reference.

Prospectus Supplement

December 13, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 13, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

Mid Cap Growth Portfolio (Class II) (the "Fund")

Important Notice Regarding Change in Investment Policy

At a meeting held on December 4-5, 2018, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective April 30, 2019 (the "Effective Date").

Currently, under normal circumstances, in seeking to achieve the Fund's investment objective of long-term capital growth by investing primarily in common stocks and other equity securities, the Fund invests primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, and invests at least 80% of its assets in common stocks of mid cap companies.

On the Effective Date, the Fund's principal investment policy will change such that the Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital growth by investing primarily in common stocks and other equity securities by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

***

Accordingly, on the Effective Date, the Prospectus is hereby amended as follows:

All references to "Mid Cap Growth Portfolio" in the Prospectus are hereby deleted and replaced with "Discovery Portfolio."

The first two paragraphs of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

Under normal circumstances, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

The first paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted.

The seventh paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 13, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 13, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2018

Mid Cap Growth Portfolio (the "Fund")

At a meeting held on December 4-5, 2018, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective April 30, 2019 (the "Effective Date").

***

Accordingly, on the Effective Date, the Statement of Additional Information is hereby amended as follows:

All references to "Mid Cap Growth Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Discovery Portfolio."

Please retain this supplement for future reference.